Organization and Nature of Operations	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Organization and Nature of Operations

Note 1 - Organization and Nature of Operations

Duo World Inc. (hereinafter referred to as “Successor” or “Duo”) a private company, was organized under the laws of the state of Nevada on September 19, 2014. Duo Software (Pvt.) Limited (hereinafter referred to as “DSSL” or “Predecessor”), a Sri Lanka based company, was incorporated on 22nd September 2004, in the Democratic Socialist Republic of Sri Lanka, as a limited liability company. Duo Software (Pte.) Limited (hereinafter referred to as “DSS” or “Predecessor”), a Singapore based company, was incorporated on 5th June 2007 in the Republic of Singapore as a limited liability company. DSS also includes its wholly owned subsidiary, Duo Software India (Private) Limited (India) which was incorporated on 30th August 2007, under the laws of India.

On November 12, 2014, Duo Software (Pvt.) Limited (DSSL) and Duo Software Pte. Limited (DSS) executed a reverse recapitalization with Duo World Inc. (Duo). See Note 4. Duo (Successor) is a holding company that conducts operations through its wholly owned subsidiaries DSSL and DSS (Predecessors) in Sri Lanka, Singapore and India. The consolidated entity is referred to as “the Company”. The Company, having its development center in Colombo, has been in the space of developing products and services for the subscription-based industry. The Company’s application (“Duo Subscribe” & “Duo Contact”) runs on its core platform “Duo World” and is a provider of solutions for its customers for Customer Life Cycle Management, Subscriber Management, Customer Care, Billing and Contact Center Management.

Note 1 - Organization and Nature of Operations

Duo World Inc. (hereinafter referred to as “Successor” or “Duo”) a private company, was organized under the laws of the state of Nevada on September 19, 2014.Duo Software (Pvt.) Limited (hereinafter referred to as “DSSL” or “Predecessor”), a Sri Lanka based company, was incorporated on 22nd September 2004, in the Democratic Socialist Republic of Sri Lanka, as a limited liability company. Duo Software (Pte.) Limited (hereinafter referred to as “DSS” or “Predecessor”), a Singapore based company, was incorporated on 5th June 2007 in the Republic of Singapore as a limited liability company. DSS also includes its wholly-owned subsidiary, Duo Software India (Private) Limited (India) which was incorporated on 30th August 2007, under the laws of India.

On November 12, 2014, Duo Software (Pvt.) Limited (DSSL) and Duo Software Pte. Limited (DSS) executed a reverse recapitalization with Duo World Inc. (Duo). See Note 4. Duo (Successor) is a holding company that conducts operations through its wholly owned subsidiaries DSSL and DSS (Predecessors) in Sri Lanka, Singapore and India. The consolidated entity is referred to as “the Company”. The Company, having its development center in Colombo, has been in the space of developing products and services for the subscription based industry. The Company’s application (“Duo Subscribe” & “Duo Contact”) runs on its core platform “Duo World” and is a provider of solutions for its customers for Customer Life Cycle Management, Subscriber Management, Customer Care, Billing and Contact Center Management.

Duo Software (Pvt.) Limited [Member]
Organization and Nature of Operations

Note 1 - Organization and Nature of Operations

Duo Software (Pvt.) Limited (hereinafter referred to as “Duo”), a Sri Lanka based company, was incorporated on 22nd September 2004, in the Democratic Socialist Republic of Sri Lanka, as a limited liability company. Duo Software (Pte.) Limited(hereinafter referred to as “Related Entity”), a Singapore based company, was incorporated on 5th June 2007 in the Republic of Singapore as a limited liability company. The related entity also includes its wholly-owned subsidiary, Duo Software India (Private) Limited (India) which was incorporated on 30th August 2007, under the laws of India.

Duo and its related entity have a common sole shareholder and it conductsits operations primarily in Sri Lankaand also hasits presence in Singapore and India through the related entity. The combined entity is referred to as “the Company”. The Company, having its development center in Colombo, has been in the space of developing products and services for the subscription based industry. The Company’s application (“Duo Subscribe” & “Duo Contact”) runs on its core platform “Duo World” and is a provider of solutions for its customers for Customer Life Cycle Management, Subscriber Management, Customer Care, Billing and Contact Center Management.